CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 419,782	$ 480,820	$ 569,016
Administrative fee revenue from affiliates	21,799	16,177	14,300
Time charter, voyage and logistics business expenses	(175,072)	(247,882)	(263,304)
Direct vessel expenses	(127,396)	(128,168)	(130,064)
General and administrative expenses incurred on behalf of affiliates	(21,799)	(16,177)	(14,300)
General and administrative expenses	(25,295)	(34,183)	(45,590)
Depreciation and amortization	(113,825)	(120,310)	(104,690)
Provision for losses on accounts receivable	(1,304)	(59)	(792)
Interest income	4,947	2,370	5,515
Interest expense and finance cost	(113,639)	(113,151)	(113,660)
Gain/ (loss) on bond and debt extinguishment	29,187	0	(27,281)
Other income	18,175	4,840	15,639
Other expense	(11,665)	(34,982)	(24,520)
Loss before equity in net earnings of affiliated companies	(96,105)	(190,705)	(119,731)
Equity/ (loss) in net earnings of affiliated companies	(202,779)	61,484	57,751
Loss income before taxes	(298,884)	(129,221)	(61,980)
Income tax (expense)/ benefit	(1,265)	3,154	(84)
Net loss	(300,149)	(126,067)	(62,064)
Less: Net (income)/loss attributable to the noncontrolling interest	(3,674)	(8,045)	5,861
Net loss attributable to Navios Holdings common stockholders	(303,823)	(134,112)	(56,203)
Loss attributable to Navios Holdings common stockholders, basic	(273,105)	(150,314)	(66,976)
Loss attributable to Navios Holdings common stockholders, diluted	$ (273,105)	$ (150,314)	$ (66,976)
Basic net loss per share attributable to Navios Holdings common stockholders	$ (2.54)	$ (1.42)	$ (0.65)
Weighted average number of shares, basic	107,366,783	105,896,235	103,476,614
Diluted net loss per share attributable to Navios Holdings common stockholders	$ (2.54)	$ (1.42)	$ (0.65)
Weighted average number of shares, diluted	107,366,783	105,896,235	103,476,614
Other comprehensive income/(loss)
Unrealized holding gain/ (loss) on investments in-available-for-sale securities	$ 100	$ (1,649)	$ (959)
Reclassification to earnings	345	1,782	11,553
Total other comprehensive income	445	133	10,594
Total comprehensive loss	(299,704)	(125,934)	(51,470)
Comprehensive (income)/ loss attributable to noncontrolling interest	(3,674)	(8,045)	5,861
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (303,378)	$ (133,979)	$ (45,609)